Furniture, fixtures and equipment	12 Months Ended
Dec. 31, 2018
Disclosure Of Property Plant And Equipment [Abstract]
Furniture, fixtures and equipment

7. Furniture, fixtures and equipment

in USD ‘000	2018	2017
Net book value as at January 1	323	121
Additions	105	272
Depreciation charge	(109)	(70)
Currency translation effects	—	—
Net book value as at December 31	319	323
Total cost	600	495
Accumulated depreciation	(281)	(172)

Furniture, fixtures and equipment assets mainly consist of office furniture and leasehold improvements.